Schedule of Investments (unaudited)
September 30, 2022
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.0%
Airbus SE	400,930	$ 34,560,318
L3Harris Technologies, Inc.	162,430	33,757,827
		68,318,145
Automobiles — 2.6%
General Motors Co.	1,358,140	43,582,713
Banks — 12.2%
Citigroup, Inc.	1,268,523	52,859,353
Citizens Financial Group, Inc.	1,025,430	35,233,775
First Citizens BancShares, Inc., Class A	69,537	55,450,890
Wells Fargo & Co.	1,591,150	63,996,053
		207,540,071
Chemicals — 1.4%
Axalta Coating Systems Ltd.(a)	1,094,770	23,055,856
Communications Equipment — 3.0%
Ciena Corp.(a)	427,660	17,290,294
Cisco Systems, Inc.	820,186	32,807,440
		50,097,734
Containers & Packaging — 1.8%
Sealed Air Corp.	667,065	29,691,063
Diversified Financial Services — 1.8%
Apollo Global Management, Inc.	665,388	30,940,542
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	900,460	34,190,466
Food & Staples Retailing — 1.3%
Walmart, Inc.	170,940	22,170,918
Health Care Equipment & Supplies — 4.7%
Medtronic PLC	485,160	39,176,670
Zimmer Biomet Holdings, Inc.	390,046	40,779,309
		79,955,979
Health Care Providers & Services — 10.3%
Cardinal Health, Inc.	418,510	27,906,247
Cigna Corp.	167,344	46,432,940
Elevance Health, Inc.	40,561	18,424,429
Humana, Inc.	80,380	38,999,572
Laboratory Corp. of America Holdings	207,815	42,562,590
		174,325,778
Household Durables — 1.9%
Panasonic Corp.	4,612,700	32,390,566
Insurance — 5.7%
American International Group, Inc.	894,846	42,487,288
Fidelity National Financial, Inc.	984,740	35,647,588
Willis Towers Watson PLC	95,280	19,145,563
		97,280,439
Interactive Media & Services — 2.2%
Meta Platforms, Inc., Class A(a)	269,330	36,542,694
IT Services — 7.7%
Cognizant Technology Solutions Corp., Class A	644,180	37,001,699
Fiserv, Inc.(a)	427,800	40,029,246
FleetCor Technologies, Inc.(a)	118,883	20,943,618
SS&C Technologies Holdings, Inc.	663,031	31,659,731
		129,634,294
Machinery — 1.9%
Komatsu Ltd.	1,772,100	32,266,945
Security	Shares	Value
Media — 3.9%
Comcast Corp., Class A	1,351,070	$ 39,626,883
Publicis Groupe SA	552,940	26,199,786
		65,826,669
Multiline Retail — 2.5%
Dollar Tree, Inc.(a)	309,967	42,186,509
Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	581,910	32,720,799
Oil, Gas & Consumable Fuels — 8.1%
BP PLC, ADR	1,739,698	49,668,378
Enterprise Products Partners LP	1,276,290	30,350,176
EQT Corp.	763,615	31,117,311
Shell PLC	1,070,138	26,547,910
		137,683,775
Personal Products — 2.2%
Unilever PLC, ADR	865,157	37,928,483
Pharmaceuticals — 4.2%
Bayer AG, Registered Shares	679,830	31,322,857
Sanofi, ADR	1,057,781	40,216,834
		71,539,691
Specialty Retail — 2.4%
Ross Stores, Inc.	477,600	40,247,352
Technology Hardware, Storage & Peripherals — 4.2%
Samsung Electronics Co. Ltd.	1,019,200	37,424,263
Western Digital Corp.(a)	1,052,090	34,245,529
		71,669,792
Textiles, Apparel & Luxury Goods — 2.1%
Ralph Lauren Corp.	427,289	36,289,655
Tobacco — 2.0%
Altria Group, Inc.	826,990	33,393,856
Total Common Stocks — 98.0% (Cost: $1,769,248,134)		1,661,470,784
Investment Companies
Equity Funds — 1.1%
SPDR S&P Biotech ETF(a)(b)	237,300	18,822,636
Total Investment Companies — 1.1% (Cost: $18,097,605)		18,822,636
Total Long-Term Investments — 99.1% (Cost: $1,787,345,739)		1,680,293,420

Schedule of Investments (unaudited)  (continued)
September 30, 2022
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%	14,383,173	$ 14,383,173
SL Liquidity Series, LLC, Money Market Series, 3.29%(e)	18,618,877	18,618,877
Total Short-Term Securities — 2.0% (Cost: $33,002,233)		33,002,050
Total Investments — 101.1% (Cost: $1,820,347,972)		1,713,295,470
Liabilities in Excess of Other Assets — (1.1)%		(17,882,226)
Net Assets — 100.0%		$ 1,695,413,244
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,002,507	$ 10,380,666(a)	$ —	$ —	$ —	$ 14,383,173	14,383,173	$ 58,243	$ —
SL Liquidity Series, LLC, Money Market Series	8,565,095	10,054,106(a)	—	(28)	(296)	18,618,877	18,618,877	7,729(b)	—
				$ (28)	$ (296)	$ 33,002,050		$ 65,972	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
September 30, 2022
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 33,757,827	$ 34,560,318	$ —	$ 68,318,145
Automobiles	43,582,713	—	—	43,582,713
Banks	207,540,071	—	—	207,540,071
Chemicals	23,055,856	—	—	23,055,856
Communications Equipment	50,097,734	—	—	50,097,734
Containers & Packaging	29,691,063	—	—	29,691,063
Diversified Financial Services	30,940,542	—	—	30,940,542
Diversified Telecommunication Services	34,190,466	—	—	34,190,466
Food & Staples Retailing	22,170,918	—	—	22,170,918
Health Care Equipment & Supplies	79,955,979	—	—	79,955,979
Health Care Providers & Services	174,325,778	—	—	174,325,778
Household Durables	—	32,390,566	—	32,390,566
Insurance	97,280,439	—	—	97,280,439
Interactive Media & Services	36,542,694	—	—	36,542,694
IT Services	129,634,294	—	—	129,634,294
Machinery	—	32,266,945	—	32,266,945
Media	39,626,883	26,199,786	—	65,826,669
Multiline Retail	42,186,509	—	—	42,186,509
Multi-Utilities	32,720,799	—	—	32,720,799
Oil, Gas & Consumable Fuels	111,135,865	26,547,910	—	137,683,775
Personal Products	37,928,483	—	—	37,928,483
Pharmaceuticals	40,216,834	31,322,857	—	71,539,691
Specialty Retail	40,247,352	—	—	40,247,352
Technology Hardware, Storage & Peripherals	34,245,529	37,424,263	—	71,669,792
Textiles, Apparel & Luxury Goods	36,289,655	—	—	36,289,655
Tobacco	33,393,856	—	—	33,393,856
Investment Companies	18,822,636	—	—	18,822,636
Short-Term Securities
Money Market Funds	14,383,173	—	—	14,383,173
	$ 1,473,963,948	$ 220,712,645	$ —	1,694,676,593
Investments valued at NAV(a)				18,618,877
				$ 1,713,295,470
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
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